UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 29, 2012 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.7%
	Agriculture, Construction & Mining Machinery Manufacturing - 1.4%
3,600	Dril-Quip, Inc. (a)	$251,964
5,100	FMC Technologies, Inc. (a)	257,193
		509,157
	Air Freight & Logistics - 1.0%
4,900	United Parcel Service, Inc.- Class B	376,761

	Architectural, Engineering & Related Services - 0.4%
10,500	McDermott International, Inc. (a)(b)	137,130

	Audio & Video Equipment Manufacturing - 1.2%
9,500	Harman International Industries, Inc.	466,735

	Beverage Manufacturing - 1.7%
9,100	The Coca Cola Co.	635,726

	Building Material & Supplies Dealers - 1.8%
13,000	Fastenal Co.	684,840

	Chemical & Allied Products Merchant Wholesalers - 0.6%
3,600	Acuity Brands, Inc.	223,884

	Clothing Stores - 1.2%
8,400	ANN, INC. (a)	200,676
6,400	The TJX Companies, Inc.	234,304
		434,980
	Commercial Services - 0.7%
6,500	Apollo Group, Inc. - Class A (a)	277,160

	Communications Equipment Manufacturing - 3.1%
9,000	QUALCOMM, Inc.	559,620
14,400	Research In Motion Ltd. (a)(b)	204,048
7,800	Trimble Navigation Ltd. (a)	392,262
		1,155,930
	Computer & Peripheral Equipment Manufacturing - 8.6%
3,500	Apple Inc. (a)	1,898,540
3,900	Aruba Networks Inc. (a)	84,201
14,500	EMC Corp. (a)	401,505
2,500	International Business Machines Corp. (IBM)	491,825
8,800	Western Digital Corp. (a)	345,400
		3,221,471
	Computer Systems Design & Related Services - 1.6%
6,400	Constant Contact, Inc. (a)	193,536
14,000	Riverbed Technology, Inc. (a)	398,580
		592,116
	Cut & Sew Apparel Manufacturing - 0.8%
4,200	Lululemon Athletica Inc. (a)	281,484

	Data Processing, Hosting & Related Services - 1.2%
8,800	Red Hat, Inc. (a)	435,248

	Drugs & Druggists' Sundries Merchant Wholesalers - 1.1%
6,200	Herbalife Ltd. (b)	410,502

	Electrical Equipment & Component Manufacturing - 0.7%
3,200	ABB Ltd. - ADR (b)	65,568
15,600	Corning Inc.	203,424
		268,992

	Electronic Shopping & Mail-Order Houses - 1.1%
2,200	Amazon.com, Inc. (a)	395,318

	Elementary & Secondary Schools - 0.2%
800	Strayer Education, Inc.	82,316

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.5%
1,700	Cummins, Inc.	204,969

	Foundries - 0.7%
1,600	Precision Castparts Corp.	267,888

	Freight Transportation Arrangement - 3.5%
2,400	C.H. Robinson Worldwide, Inc.	158,808
7,500	Expeditors International of Washington, Inc.	327,225
9,300	FedEx Corp.	836,907
		1,322,940
	General Freight Trucking - 0.7%
16,400	Knight Transportation, Inc.	280,932

	Grain & Oilseed Milling - 0.1%
1,200	Unilever NV - NY Reg. Shares - ADR (b)	39,972

	Grocery Stores - 0.8%
6,800	United Natural Foods, Inc. (a)	309,536

	Health & Personal Care Stores - 0.8%
3,600	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	299,664

	Home Furnishings Stores - 0.5%
1,600	Bed Bath & Beyond, Inc. (a)	95,584
2,400	Williams-Sonoma, Inc.	92,640
		188,224
	Industrial Machinery Manufacturing - 1.1%
9,700	Lam Research Corp. (a)	404,490

	Information Services - 2.8%
1,690	Google Inc. (a)	1,044,843

	Internet & Catalog Retail - 0.3%
3,000	eBay Inc. (a)	107,220

	Machinery, Equipment & Supplies Merchant Wholesalers - 1.1%
10,500	Applied Industrial Technologies, Inc.	421,785

	Management, Scientific & Technical Consulting Services - 1.8%
4,800	Salesforce.com, Inc. (a)	687,168

	Medical Equipment & Supplies Manufacturing - 7.3%
2,400	C.R. Bard, Inc.	224,688
9,600	The Estee Lauder Co. Inc.	561,984
300	Intuitive Surgical, Inc. (a)	153,486
5,600	Smith & Nephew plc - ADR (b)	274,512
18,200	STERIS Corp.	571,116
6,400	Stryker Corp.	343,296
9,200	Varian Medical Systems, Inc. (a)	600,300
		2,729,382
	Metal Ore Mining - 0.9%
2,800	Agnico-Eagle Mines Ltd. (b)	101,640
8,400	Eldorado Gold Corp. (b)	128,604
2,900	Freeport-McMoRan Copper & Gold, Inc.	123,424
		353,668
	Miscellaneous Store Retailers - 1.7%
11,500	PetSmart, Inc.	641,010

	Motor Vehicle Body & Trailer Manufacturing - 1.2%
9,200	CLARCOR Inc.	464,324

	Motor Vehicle Parts Manufacturing - 0.2%
1,100	WABCO Holdings, Inc. (a)	65,439

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 2.2%
4,200	FLIR Systems, Inc.	109,914
2,600	Fossil, Inc. (a)	317,148
18,000	Ion Geophysical Corp. (a)	128,880
11,600	Rofin-Sinar Technologies, Inc (a)	272,136
		828,078
	Office Administrative Services - 0.5%
4,300	Gartner, Inc. (a)	173,118

	Oil & Gas Extraction - 3.8%
1,100	Apache Corp.	118,723
1,300	Continental Resources, Inc. (a)	117,884
6,900	Helmerich & Payne, Inc.	422,970
2,400	Occidental Petroleum Corp.	250,488
5,000	SM Energy Co.	393,600

3,100	Southwestern Energy Co. (a)	102,486
		1,406,151
	Other Electrical Equipment & Component Manufacturing - 0.5%
3,400	Emerson Electric Co.	171,054

	Other General Merchandise Stores - 2.2%
13,800	Fred's, Inc. - Class A	191,130
7,400	O'Reilly Automotive, Inc. (a)	640,100
		831,230
	Other General Purpose Machinery Manufacturing - 2.6%
1,600	Flowserve Corp.	189,712
2,300	Gardner Denver Inc.	157,964
5,200	Roper Industries, Inc.	475,904
5,000	The Gorman-Rupp Co.	144,350
		967,930
	Other Information Services - 1.6%
4,500	Baidu, Inc. - ADR (a)(b)	615,150

	Other Professional, Scientific & Technical Services - 1.0%
4,000	IHS, Inc. - Class A (a)	378,280

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.7%
3,200	Monsanto Co.	247,616

	Petroleum & Coal Products Manufacturing - 3.2%
3,200	Chevron Corp.	349,184
9,900	Exxon Mobil Corp.	856,350
		1,205,534
	Pharmaceutical & Medicine Manufacturing - 8.0%
19,400	Amarin Corp PLC - ADR (a)(b)	150,350
13,200	Ariad Pharmaceuticals, Inc. (a)	189,288
5,000	BioMarin Pharmaceutical Inc. (a)	178,750
2,400	Gen-Prob Inc. (a)	163,872
2,400	Gilead Sciences, Inc. (a)	109,200
3,400	IDEXX Laboratories, Inc. (a)	291,550
5,900	Impax Laboratories, Inc. (a)	137,765
8,600	Johnson & Johnson	559,688
4,000	MAP Pharmaceuticals, Inc. (a)	64,200
3,000	Mead Johnson Nutrition Co.	233,250
1,800	Medivation Inc. (a)	117,918
2,600	Merck & Co., Inc.	99,242
2,700	Regeneron Pharmaceuticals, Inc. (a)	282,933
2,400	Shire PLC - ADR (b)	251,160
3,800	United Therapeutics Corp. (a)	181,374
		3,010,540
	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 1.4%
4,000	Patterson Companies, Inc.	127,680
5,600	Henry Schein, Inc. (a)	414,512
		542,192
	Road & Rail - 0.6%
8,800	Werner Enterprises, Inc.	213,136

	Scientific Research & Development Services - 2.9%
5,500	Alexion Pharmaceuticals, Inc. (a)	460,515
5,300	Babcock & Wilcox Co. (a)	136,422
3,000	Celgene Corp. (a)	219,975
3,200	Covance, Inc. (a)	152,736
7,600	Ironwood Pharmaceuticals, Inc. (a)	101,764
		1,071,412

	Semiconductor & Other Electronic Component Manufacturing - 4.4%
5,500	ARM Holdings plc - ADR (b)	149,490
5,400	Cavium Inc. (a)	192,942
1,700	Cree, Inc. (a)	51,493
7,500	Intel Corp.	201,600
15,600	JDS Uniphase Corp. (a)	203,424
8,000	Microchip Technology Inc.	288,560
18,500	NVIDIA Corp. (a)	280,275
3,900	Texas Instruments Inc.	130,065
3,600	Xilinx, Inc.	132,948
		1,630,797
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.4%
1,600	Colgate-Palmolive Co.	149,088

	Software - 5.4%
5,700	Adobe Systems, Inc. (a)	187,473
8,300	ANSYS, Inc. (a)	524,394

1,300	Intuit Inc.	75,192
3,700	MICROS Systems, Inc. (a)	192,141
15,200	Microsoft Corp.	482,448
9,400	Nuance Communications, Inc. (a)	243,648
9,900	Oracle Corp.	289,773
900	Teradata Corp. (a)	59,895
		2,054,964
	Support Activities for Mining - 1.5%
21,600	Patterson-UTI Energy, Inc.	419,472
2,000	Schlumberger Ltd. (b)	155,220
		574,692
	Textiles, Apparel & Luxury Goods - 0.9%
3,000	Nike, Inc. - Class B	323,760

	Ventilation, Heating, Air-Conditioning& Commercial Refrigeration Equipment Manufacturing - 0.7%
3,400	Donaldson Company, Inc.	249,662

	Wholesale Electronic Markets & Agents & Brokers - 0.8%
5,000	Genuine Parts Co.	313,400

	TOTAL COMMON STOCKS (Cost $34,229,650)	37,380,988

	Total Investments (Cost ($34,229,650) - 99.7%	37,380,988
	Other Assets in Excess of Liabilities - 0.3%	105,223
	TOTAL NET ASSETS - 100.0%	$37,486,211

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

	Cost of investments	$34,229,650
	Gross unrealized appreciation on investments	4,359,951
	Gross unrealized depreciation on investments	(1,208,613)
	Net unrealized appreciation on investments	$3,151,338

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	37,380,988	-	-	37,380,988
Total*	37,380,988	-	-	37,380,988

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no significant transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

Derivatives and Hedging Activities at February 29, 2012 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
                Bassam Osman, President

Date  April 10, 2012.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bassam Osman.
                Bassam Osman, President

Date  April 10, 2012.

By /s/ Mohammad Basheeruddin
                Mohammad Basheeruddin, Treasurer

Date  April 10, 2012                                               .